UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Number of Issuing Entity: 333-271899-01

Central Index Key Number of Issuing Entity: 0001993328

BRIDGECREST LENDING AUTO SECURITIZATION TRUST 2023-1

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-271899

Central Index Key Number of Depositor: 0001974820

BRIDGECREST AUTO FUNDING LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001493927

BRIDGECREST ACCEPTANCE CORPORATION

(Exact Name of Sponsor as Specified in its Charter)

Daniel Gaudreau, (888) 418-1212

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation of Registrant)

93-6668743

(Issuing Entity’s I.R.S. Employer Identification No.)

Bridgecrest Auto Funding LLC 1720 W. Rio Salado Parkway Tempe, Arizona	85281
(Address of Principal Executive Offices of Registrant)	(Zip Code)

(888) 418-1212

(Registrant’s Telephone Number, Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐
Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was re- quired to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the asset pool of Bridgecrest Lending Auto Securitization Trust 2023-1 (the “Issuing Entity”) for the reporting period covered by this Form 10-D (the “Reporting Period”) is set forth in the Servicer’s Certificate, attached hereto as Exhibit 99.1 and incorporated by reference into this Item 1.

No assets held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the Reporting Period.

Bridgecrest Acceptance Corporation (Central Index Key Number: 0001493927), as sponsor, most recently filed a Form ABS-15G on February 12, 2026 with the Securities and Exchange Commission (the “Commission”) with respect to all asset-backed securities sponsored by it.

Item 1A. Asset-Level Information.

Asset level data for the Reporting Period is included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the Commission on the date hereof (the “Form ABS-EE”) and is incorporated by reference into this Item 1A.

Additional asset level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Item 1A.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. [Reserved]

Item 6. Signiﬁcant Obligors of Pool Assets.

None.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Signiﬁcant Enhancement Provider Information.

None.

Item 9 Other Information.

None.

Item 10. Exhibits.

Exhibit
No.	Document Description
99.1	Servicer’s Certificate, relating to the Reporting Period.
102	Asset Data File for the Reporting Period (incorporated by reference to Exhibit 102 to the Form ABS-EE).
103	Asset Related Document for the Reporting Period (incorporated by reference to Exhibit 103 to the Form ABS-EE).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

August 17, 2026	BRIDGECREST AUTO FUNDING LLC

	By:	/s/ Daniel Gaudreau
	Name:	Daniel Gaudreau
	Title:	President